Integration and Restructuring Costs	12 Months Ended
Apr. 30, 2018
Restructuring and Related Activities [Abstract]
Integration and Restructuring Costs

NOTE 3	INTEGRATION AND RESTRUCTURING COSTS

Integration and restructuring costs primarily consist of employee-related costs, outside service and consulting costs, and other costs related to certain acquisition or restructuring activities. Employee-related costs include severance, retention bonuses, and relocation costs. Severance costs and retention bonuses are recognized over the estimated future service period of the affected employees, and relocation costs are expensed as incurred. Other costs include professional fees, information systems costs, and other miscellaneous expenditures associated with the integration or restructuring activities, which are expensed as incurred. These one-time costs are not allocated to segment profit, and the majority of these costs are reported in other special project costs in the Statements of Consolidated Income. The obligation related to employee separation costs is included in other current liabilities in the Consolidated Balance Sheets.

Integration Costs: As of April 30, 2018, all integration activities related to the acquisition of Big Heart Pet Brands (“Big Heart”) were considered complete. The following table summarizes the one-time costs incurred in relation to the Big Heart acquisition.

	2018	2017	2016	Total Costs Incurred to Date at April 30, 2018
Employee-related costs	$8.5	$16.3	$52.4	$90.6
Outside service and consulting costs	11.6	33.9	56.0	117.6
Other costs	6.5	13.9	36.8	63.7
Total one-time costs	$26.6	$64.1	$145.2	$271.9

Noncash charges of $2.6, $3.2, and $18.9 were included in the total one-time costs incurred in 2018, 2017, and 2016, respectively. Noncash charges included in total one-time costs incurred to date were $30.4, which primarily consisted of share-based compensation and accelerated depreciation. The obligation related to severance costs and retention bonuses was $0.1 and $5.3 at April 30, 2018 and 2017, respectively.

Restructuring Costs: An organization optimization program was approved by the Board of Directors (the “Board”) during the fourth quarter of 2016. Under this program, we identified opportunities to reduce costs and optimize the organization. Related projects include an organizational redesign and the optimization of our manufacturing footprint. In addition, the program was recently expanded to include the restructuring of our geographic footprint, which includes the centralization of our pet food and pet snacks business, as well as certain International non-manufacturing functions, to our corporate headquarters in Orrville, Ohio, furthering collaboration and enhanced agility, while improving cost efficiency. As a result, we plan to close the San Francisco and Burbank, California, offices by the end of 2019, and our international offices in China and Mexico during the first half of 2019. The majority of these costs are expected to be incurred through the end of 2019.

During 2017, we exited two leased facilities in Livermore, California, and consolidated all ancient grains and pasta production into our facility in Chico, California. During 2018, we consolidated all of our coffee produced at our Harahan, Louisiana, facility into one of our facilities in New Orleans, Louisiana, and this portion of the optimization program is nearly complete. To date, the organization optimization program has resulted in total headcount reductions of approximately 275 full-time positions. We do not anticipate significant headcount reductions associated with the expansion of the program.

Upon completion of this program, total restructuring costs are expected to be approximately $75.0, of which the majority represents employee-related costs, while the remainder primarily consists of site preparation, equipment relocation, and production start-up costs at the impacted facilities.

The following table summarizes our one-time costs incurred in relation to the organization optimization program.

	2018	2017	2016	Total Costs Incurred to Date at April 30, 2018
Employee-related costs	$10.1	$12.4	$1.3	$23.8
Outside service and consulting costs	0.4	1.8	—	2.2
Other costs	12.2	4.4	—	16.6
Total one-time costs	$22.7	$18.6	$1.3	$42.6

Noncash charges of $9.8 and $2.1 were included in the one-time costs incurred during 2018 and 2017, respectively, and we did not incur any noncash charges during 2016. Noncash charges included in total one-time costs incurred to date were $11.9, and primarily consisted of accelerated depreciation. The obligation related to severance costs and retention bonuses was $0.3 and $3.3 at April 30, 2018 and 2017, respectively.